LONG TERM DEBT (Details 1) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Total	$ 590	$ 820	$ 23
Long-Term Debt - Related Parties | Mr. Fowler
Total		592
2022	10	30
2023	498	479
2024	39	39
2025	41	41
2026	$ 2	3
Thereafter		$ 0